Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,685	32,804
Medical equipment	16,571	35,062
Office equipment, furniture and others	8,684	10,955
Production machinery	4,744	5,213
Computers and electrical equipment	7,652	5,900
Total	169,502	189,100
Accumulated depreciation	(51,279)	(69,435)
Impairment of property and equipment	(2,039)	(2,883)
Net book value	116,184	116,782

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB15,086, RMB21,648 and RMB20,741, respectively.